Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Realized gain on equity securities	$ (15.6)	$ (2.0)
Unrealized loss (gain) on equity securities	18.0	(13.9)
Gain on disposition of intangible asset	5.6	0.0
Other	(1.7)	(1.3)
Total other income	$ (4.9)	$ (17.2)